Condensed consolidated income statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Income Statement
Interest and similar income		£ 6,437		£ 7,496
Interest and similar expense		(2,214)		(2,878)
Net interest income		4,223		4,618
Fee and commission income		4,399		4,484
Fee and commission expenses		(1,090)		(1,150)
Net fee and commission income		3,309		3,334
Net trading income		4,198		2,124
Net investment income		(136)		662
Other income		27		52
Total income	[1]	11,621		10,790
Credit impairment charges		(3,738)	[2]	(928)
Net operating income		7,883		9,862
Staff costs		(4,053)		(4,264)
Infrastructure, administration and general expenses		(2,510)		(2,494)
Litigation and conduct		(30)		(114)
Operating expenses		(6,593)		(6,872)
Share of post-tax results of associates and joint ventures		(31)		14
Profit on disposal of subsidiaries, associates and joint ventures		13		10
Profit before tax		1,272		3,014
Tax charge		(113)		(545)
Profit after tax		1,159		2,469
Attributable to:
Equity holders of the parent		695		2,072
Other equity instrument holders		427		363
Total equity holders of the parent		1,122		2,435
Non-controlling interests		37		34
Profit after tax		£ 1,159		£ 2,469
8. Earnings per share
Basic earnings per ordinary share		£ 0.04		£ 0.121
Diluted earnings per ordinary share		£ 0.039		£ 0.119

[1]

The geographical analysis is now based on the location of office where the transactions are recorded, whereas in the prior year it was based on counterparty location. The approach was changed at year-end 2019 and is better aligned to the geographical view of the business following the implementation of structural reform. Prior year comparatives have been restated .

[2]

H120 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate. The loan loss rate for H 120 is 207 bps after applying the total impairment charge of £ 3,738 m